Reportable Segment Information (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Reportable segment information
Total net sales and intersegment transfers			$ 11,130,000,000	$ 10,186,000,000		$ 9,534,000,000
Income before income taxes			1,258,226,000	1,085,958,000		907,309,000
Identifiable assets		6,234,737,000	5,706,052,000	6,382,507,000		6,234,737,000
Capital expenditures			200,545,000	166,680,000		157,112,000
Depreciation			169,087,000	158,763,000		152,217,000
DOL settlement	80,000,000	80,000,000		(80,000,000)		80,000,000
Paint Stores Group [Member]
Reportable segment information
Total net sales and intersegment transfers			6,852,000,000	6,002,000,000		5,410,000,000
Consumer Group [Member]
Reportable segment information
Total net sales and intersegment transfers			1,421,000,000	1,342,000,000		1,322,000,000
Global Finishes Group [Member]
Reportable segment information
Total net sales and intersegment transfers			2,081,000,000	2,005,000,000		1,961,000,000
Latin America Coatings Group [Member]
Reportable segment information
Total net sales and intersegment transfers			771,000,000	832,000,000		836,000,000
Administrative [Member]
Reportable segment information
Total net sales and intersegment transfers			5,000,000	5,000,000		5,000,000
Intersegment Eliminations [Member] | Consumer Group [Member]
Reportable segment information
Total net sales and intersegment transfers			2,745,000,000	2,409,000,000		2,320,000,000
Intersegment Eliminations [Member] | Global Finishes Group [Member]
Reportable segment information
Total net sales and intersegment transfers			8,000,000	9,000,000		7,000,000
Intersegment Eliminations [Member] | Latin America Coatings Group [Member]
Reportable segment information
Total net sales and intersegment transfers			40,000,000	39,000,000		47,000,000
Intersegment Eliminations [Member] | Administrative [Member]
Reportable segment information
Total net sales and intersegment transfers			(2,793,000,000)	(2,457,000,000)		(2,374,000,000)
Operating Segments [Member]
Reportable segment information
Total net sales and intersegment transfers			11,130,000,000	10,186,000,000		9,534,000,000
Segment profit			1,695,000,000	1,442,000,000		1,307,000,000
Interest expense			(64,000,000)	(63,000,000)		(43,000,000)
Administrative expenses and other			(373,000,000)	(293,000,000)		(357,000,000)
Income before income taxes			1,258,000,000	1,086,000,000		907,000,000
Identifiable assets			5,706,000,000
Capital expenditures			201,000,000	167,000,000		157,000,000
Depreciation			169,000,000	159,000,000		152,000,000
Operating Segments [Member] | Paint Stores Group [Member]
Reportable segment information
Total net sales and intersegment transfers			6,852,000,000	6,002,000,000		5,410,000,000
Segment profit			1,201,000,000	991,000,000		862,000,000
Income before income taxes			1,201,000,000	991,000,000		862,000,000
Reportable segment margins			17.50%	16.50%		15.90%
Identifiable assets		1,374,000,000	1,602,000,000	1,668,000,000		1,374,000,000
Capital expenditures			87,000,000	73,000,000		67,000,000
Depreciation			58,000,000	55,000,000		49,000,000
Operating Segments [Member] | Consumer Group [Member]
Reportable segment information
Total net sales and intersegment transfers			4,166,000,000	3,751,000,000		3,642,000,000
Segment profit			253,000,000	242,000,000		217,000,000
Income before income taxes			253,000,000	242,000,000		217,000,000
Reportable segment margins			6.10%	6.50%		6.00%
Identifiable assets		1,701,000,000	1,883,000,000	1,762,000,000		1,701,000,000
Capital expenditures			45,000,000	40,000,000		47,000,000
Depreciation			48,000,000	45,000,000		43,000,000
Operating Segments [Member] | Global Finishes Group [Member]
Reportable segment information
Total net sales and intersegment transfers			2,089,000,000	2,014,000,000		1,968,000,000
Segment profit			201,000,000	170,000,000		147,000,000
Income before income taxes			201,000,000	170,000,000		147,000,000
Reportable segment margins			9.60%	8.40%		7.50%
Identifiable assets		987,000,000	874,000,000	964,000,000		987,000,000
Capital expenditures			16,000,000	15,000,000		14,000,000
Depreciation			28,000,000	29,000,000		30,000,000
Operating Segments [Member] | Latin America Coatings Group [Member]
Reportable segment information
Total net sales and intersegment transfers			811,000,000	871,000,000		883,000,000
Segment profit			40,000,000	39,000,000		81,000,000
Income before income taxes			40,000,000	39,000,000		81,000,000
Reportable segment margins			4.90%	4.50%		9.20%
Identifiable assets		485,000,000	427,000,000	485,000,000		485,000,000
Capital expenditures			8,000,000	7,000,000		9,000,000
Depreciation			9,000,000	10,000,000		10,000,000
Operating Segments [Member] | Administrative [Member]
Reportable segment information
Total net sales and intersegment transfers			(2,788,000,000)	(2,452,000,000)		(2,369,000,000)
Segment profit
Interest expense			(64,000,000)	(63,000,000)		(43,000,000)
Administrative expenses and other			(373,000,000)	(293,000,000)	[1]	(357,000,000)
Income before income taxes			(437,000,000)	(356,000,000)		(400,000,000)
Identifiable assets		1,688,000,000	920,000,000	1,504,000,000		1,688,000,000
Capital expenditures			45,000,000	32,000,000		20,000,000
Depreciation			$ 26,000,000	$ 20,000,000		$ 20,000,000

[1]	Includes $80 pre-tax charge related to DOL Settlement. See Note 9.